Summary of Principal Accounting Policies - Schedule of Financial Assets and Liabilities Measured (Details) - Fair Value, Recurring [Member] - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Short-term investments
Wealth management products	¥ 10,475	¥ 287,711,617
Investments in equity securities
Equity securities with readily determinable fair value		26,076,169
Long-term investments
Equity securities with readily determinable fair value	28,355,681	38,324,789
Available-for-sale debt investment	103,709,272	103,703,272
Total	132,075,428	455,815,847
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Short-term investments
Wealth management products
Investments in equity securities
Equity securities with readily determinable fair value		26,076,169
Long-term investments
Equity securities with readily determinable fair value	28,355,681	38,324,789
Available-for-sale debt investment
Total	28,355,681	64,400,958
Significant Other Observable Inputs (Level 2) [Member]
Short-term investments
Wealth management products	10,475	287,711,617
Investments in equity securities
Equity securities with readily determinable fair value
Long-term investments
Equity securities with readily determinable fair value
Available-for-sale debt investment
Total	10,475	287,711,617
Significant Unobservable Inputs (Level 3) [Member]
Short-term investments
Wealth management products
Investments in equity securities
Equity securities with readily determinable fair value
Long-term investments
Equity securities with readily determinable fair value
Available-for-sale debt investment	103,709,272	103,703,272
Total	¥ 103,709,272	¥ 103,703,272